Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

Note 15. Commitments and contingencies

Registration Payment Arrangement:  On June 1, 2017, in conjunction with the Amendment to the Facility and the related issuance of the Convertible Notes, the Company entered into the Registration Agreement which required the Company to file a registration statement with the SEC to register the Registrable Securities (see Note 11) within 30 days from June 1, 2017, which was to become effective per the SEC no later than 75 days thereafter. The Company filed a registration statement on Form S-3 to comply with the Registration Agreement on June 30, 2017, which became effective on July 11, 2017. This filing covered 940,924 shares, which is the number of shares that would be issued at the floor conversion rate of $7.00 per share. The Company is also required to, among other things, maintain the effectiveness of such registration statement, continue to file the required SEC filings on a timely basis, use its best efforts to ensure that the registered securities are listed on each securities exchange on which securities of the same class or series as issued by the Company are then listed and comply with any FINRA requests. Upon any Registration Failure, the Company shall pay additional damages to the Holder for each 30-day period (prorated for any partial period) after the date of such Registration Failure in an amount in cash equal to two percent of the original principal amount of the Convertible Notes. The Company’s obligations with respect to each registration end at the date which is the earlier of (a) when all of the Registrable Securities covered by such registration have been sold or (b) when Deerfield or any of its transferee or assignee under the Registration Agreement cease to hold any of the Registrable Securities. For each registration filing, the Company shall bear all reasonable expenses, other than underwriting discounts and commissions, and shall reimburse Deerfield or any assignee or transferee for up to $25,000 in legal fees. The Company currently expects to satisfy all of its obligations under the Registration Agreement and does not expect to pay any damages pursuant to this agreement; therefore, no liability has been recorded.

Patent Infringement Litigation:  On October 31, 2017, the Company received a paragraph IV certification from Teva Pharmaceuticals USA, Inc. (“Teva”) advising the Company that Teva has filed an ANDA with the FDA for a generic version of Cotempla XR-ODT, in connection with seeking to market its product prior to the expiration of patents covering Cotempla XR-ODT. The certification notice alleged that the three U.S. patents listed in the FDA’s Orange Book for Cotempla XR-ODT, one with an expiration date in April 2026 and two with expiration dates in June 2032, will not be infringed by Teva’s proposed product, are invalid and/or are unenforceable. On December 13, 2017, the Company filed a patent infringement lawsuit in federal district court in the District of Delaware against Teva alleging that Teva infringed the Company’s Cotempla XR-ODT patents by submitting to the FDA an ANDA seeking to market a generic version of Cotempla XR-ODT prior to the expiration of the Company’s patents. This lawsuit automatically stayed, or barred, the FDA from approving Teva’s ANDA for 30 months or until a district court decision that is adverse to the asserted patents is rendered, whichever is earlier. The Company intend to vigorously enforce its intellectual property rights relating to Cotempla XR-ODT.

On July 25, 2016, the Company received a paragraph IV certification from Actavis Laboratories FL, Inc. (“Actavis”) advising the Company that Actavis had filed an Abbreviated New Drug Application (“ANDA”) with the FDA for a generic version of Adzenys XR-ODT. The certification notice alleged that the four U.S. patents listed in the FDA’s Orange Book for Adzenys XR-ODT, one with an expiration date in April 2026 and three with expiration dates in June 2032, will not be infringed by Actavis’s proposed product, are invalid and/or are unenforceable. On September 1, 2016, the Company filed a patent infringement lawsuit in federal district court against Actavis alleging that Actavis infringed the Company’s Adzenys XR-ODT patents by submitting to the FDA an ANDA seeking to market a generic version of Adzenys XR-ODT prior to the expiration of the Company’s patents. On October 17, 2017, the Company entered into a Settlement Agreement (the “Settlement Agreement”) and a Licensing Agreement (the “Licensing Agreement” and collectively with the Settlement Agreement, the “Agreement”) with Actavis. The Agreement resolves all ongoing litigation involving our Adzenys XR-ODT patents and Actavis’s ANDA. Under the Agreement, the Company granted Actavis the right to manufacture and market its generic version of Adzenys XR-ODT under the ANDA beginning on September 1, 2025, or earlier under certain circumstances. A stipulation and order of dismissal was entered by the U.S. District Court for the District of Delaware. The Agreement has been submitted to the applicable governmental agencies.

Other Litigation:  On March 7, 2018, the Company received a citation advising the Company that the County of Harris, Texas (the “County”) filed a lawsuit on December 13, 2017 against the Company and various other alleged manufacturers, promoters, sellers and distributors of opioid pharmaceutical products. Through this lawsuit, the County seeks to recoup as damages some of the expenses it allegedly has incurred to combat opioid use and addiction. The County also seeks punitive damages, disgorgement of profits and attorneys’ fees. While the Company believes that the lawsuit is without merit and intend to vigorously defend against it, the Company is not able to predict at this time whether this proceeding will have a material impact on its results of operations.

Defined contribution plans:  The Company maintains a defined contribution plan covering substantially all employees under the provisions of Section 401(k) of the Internal Revenue Code (“Code”). As the Company has elected a Safe-Harbor provision for the 401(k) Plan, participants are always fully vested in their employer contributions. Employees may contribute annually up to the lesser of 50% of their compensation or the applicable limit established by the Code. Effective January 1, 2015, the Company amended its 401(k) plan to provide a Company matching contribution on 100% of a participant’s contribution for the first 3% of their salary deferral and 50% of the next 2% of their salary deferral. For the years ended December 31, 2017, 2016 and 2015, the Company recorded $419,000, $371,000 and $186,000, respectively, of expense for 401(k) contributions.

Operating leases:  The Company leases its Grand Prairie, Texas office space and manufacturing facility under an operating lease which expires in 2024. In addition, the Company has a 60-month lease for office space in Blue Bell, Pennsylvania for its commercial operations which commenced on May 1, 2016. Total future minimum lease payments under these operating leases with noncancelable terms are as follows:

Year ending December 31,	(in thousands)
2018	$1,104
2019	1,109
2020	1,160
2021	1,058
2022	1,055
Thereafter	2,162

Future minimum lease payments	$7,648

The Company accounts for rent expense on long-term operating leases on a straight-line basis over the life of the lease resulting in a deferred rent balance of $1,083,000 and $1,174,000 at December 31, 2017 and December 31, 2016, respectively. The Company is also liable for a share of operating expenses for both premises as defined in the lease agreements. The Company’s share of these operating expenses for both locations was $243,000 and $230,000 for the years ended December 31, 2017 and 2016. The Company’s share of these operating expenses for the Grand Prairie facility was $237,000 for the years ended December 31, 2015. Rent expense for these leases, excluding the share of operating expenses, was $1,010,000, $1,011,000 and $884,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

Cash incentive bonus plan:  In July 2015, the Company adopted the Senior Executive Cash Incentive Bonus Plan (“Bonus Plan”). The Bonus Plan provides for cash payments based upon the attainment of performance targets established by the Company’s compensation committee. The payment targets will be related to financial and operational measures or objectives with respect to the Company, or corporate performance goals, as well as individual targets. The Company has recorded $701,000, $464,000 and $552,000 of compensation expense for the years ended December 31, 2017, 2016 and 2015, respectively, under the Bonus Plan.